Exhibit 99.1

World Omni Auto Receivables Trust 2023-C
Monthly Servicer Certificate
September 30, 2023

Dates Covered
Collections Period	09/01/23 - 09/30/23
Interest Accrual Period	09/15/23 - 10/15/23
30/360 Days	30
Actual/360 Days	31
Distribution Date	10/16/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/23	977,217,544.60	41,774
Yield Supplement Overcollateralization Amount 08/31/23	111,191,318.61	0
Receivables Balance 08/31/23	1,088,408,863.21	41,774
Principal Payments	34,274,689.63	606
Defaulted Receivables	209,473.29	8
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/23	106,232,950.82	0
Pool Balance at 09/30/23	947,691,749.47	41,160

Pool Statistics	$ Amount	# of Accounts
Pool Factor	90.58%
Prepayment ABS Speed	1.48%
Aggregate Starting Principal Balance	1,163,498,581.79	43,008

Delinquent Receivables:
Past Due 31-60 days	6,911,854.15	270
Past Due 61-90 days	2,017,082.17	70
Past Due 91-120 days	282,229.96	11
Past Due 121+ days	0.00	0
Total	9,211,166.28	351

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.87%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.22%
Delinquency Trigger Occurred	NO

Recoveries	139,685.81
Aggregate Net Losses/(Gains) - September 2023	69,787.48
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.08%
Prior Net Losses/(Gains) Ratio	0.05%
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.01%

Overcollateralization Target Amount	10,898,455.12
Actual Overcollateralization	10,898,455.12
Weighted Average Contract Rate	5.89%
Weighted Average Contract Rate, Yield Adjusted	10.98%
Weighted Average Remaining Term	57.32

Flow of Funds	$ Amount
Collections	39,788,477.36
Investment Earnings on Cash Accounts	23,714.21
Servicing Fee	(907,007.39)
Transfer to Collection Account	-
Available Funds	38,905,184.18

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	4,188,684.73
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	139,360.00
(5) Noteholders' Second Priority Principal Distributable Amount	2,637,793.37
(6) Class C Interest	71,859.58
(7) Noteholders' Third Priority Principal Distributable Amount	15,650,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	10,898,455.12
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	5,319,031.38

Total Distributions of Available Funds	38,905,184.18

Servicing Fee	907,007.39
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	991,900,000.00
Original Class B	31,200,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 09/15/23	965,979,542.84
Principal Paid	29,186,248.49
Note Balance @ 10/16/23	936,793,294.35

Class A-1
Note Balance @ 09/15/23	143,329,542.84
Principal Paid	29,186,248.49
Note Balance @ 10/16/23	114,143,294.35
Note Factor @ 10/16/23	52.8196642%

Class A-2a
Note Balance @ 09/15/23	221,500,000.00
Principal Paid	0.00
Note Balance @ 10/16/23	221,500,000.00
Note Factor @ 10/16/23	100.0000000%

Class A-2b
Note Balance @ 09/15/23	154,000,000.00
Principal Paid	0.00
Note Balance @ 10/16/23	154,000,000.00
Note Factor @ 10/16/23	100.0000000%

Class A-3
Note Balance @ 09/15/23	316,300,000.00
Principal Paid	0.00
Note Balance @ 10/16/23	316,300,000.00
Note Factor @ 10/16/23	100.0000000%

Class A-4
Note Balance @ 09/15/23	84,000,000.00
Principal Paid	0.00
Note Balance @ 10/16/23	84,000,000.00
Note Factor @ 10/16/23	100.0000000%

Class B
Note Balance @ 09/15/23	31,200,000.00
Principal Paid	0.00
Note Balance @ 10/16/23	31,200,000.00
Note Factor @ 10/16/23	100.0000000%

Class C
Note Balance @ 09/15/23	15,650,000.00
Principal Paid	0.00
Note Balance @ 10/16/23	15,650,000.00
Note Factor @ 10/16/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	4,399,904.31
Total Principal Paid	29,186,248.49
Total Paid	33,586,152.80

Class A-1
Coupon	5.60700%
Interest Paid	692,030.87
Principal Paid	29,186,248.49
Total Paid to A-1 Holders	29,878,279.36

Class A-2a
Coupon	5.57000%
Interest Paid	1,028,129.17
Principal Paid	0.00
Total Paid to A-2a Holders	1,028,129.17

Class A-2b
SOFR Rate	5.31328%
Coupon	5.72328%
Interest Paid	758,970.52
Principal Paid	0.00
Total Paid to A-2b Holders	758,970.52

Class A-3
Coupon	5.15000%
Interest Paid	1,357,454.17
Principal Paid	0.00
Total Paid to A-3 Holders	1,357,454.17

Class A-4
Coupon	5.03000%
Interest Paid	352,100.00
Principal Paid	0.00
Total Paid to A-4 Holders	352,100.00

Class B
Coupon	5.36000%
Interest Paid	139,360.00
Principal Paid	0.00
Total Paid to B Holders	139,360.00

Class C
Coupon	5.51000%
Interest Paid	71,859.58
Principal Paid	0.00
Total Paid to C Holders	71,859.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	4.2357683
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.0974715
Total Distribution Amount	32.3332398

A-1 Interest Distribution Amount	3.2023640
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	135.0589935
Total A-1 Distribution Amount	138.2613575

A-2a Interest Distribution Amount	4.6416667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	4.6416667

A-2b Interest Distribution Amount	4.9283800
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	4.9283800

A-3 Interest Distribution Amount	4.2916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.2916667

A-4 Interest Distribution Amount	4.1916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.1916667

B Interest Distribution Amount	4.4666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4666667

C Interest Distribution Amount	4.5916665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5916665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	90.38
Noteholders' Third Priority Principal Distributable Amount	536.21
Noteholders' Principal Distributable Amount	373.41

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/23	2,603,351.22
Investment Earnings	11,244.87
Investment Earnings Paid	(11,244.87)
Deposit/(Withdrawal)	-
Balance as of 10/16/23	2,603,351.22
Change	-

Required Reserve Amount	2,603,351.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,710,027.22	1,378,472.61	N/A
Number of Extensions	75	64	N/A
Ratio of extensions to Beginning of Period Receivables Balance	0.16%	0.12%	N/A